Interest-Bearing Bank Borrowings	12 Months Ended
Dec. 31, 2023
Interest-Bearing Bank Borrowings [Abstract]
INTEREST-BEARING BANK BORROWINGS
15.	INTEREST-BEARING BANK BORROWINGS

	As of December 31,
	2022	2023
	$’000	$’000
Non-Revolving Facility, 5.22% interest, due March 22,2023, guaranteed (Note i)	1,436	—
Non-Revolving Facility, 4.8% interest, due April 24,2023, guaranteed (Note ii)	2,871	—
Non Revolving Facility, 4.2% interest, due March 26, 2024, guaranteed (Note iii)	—	2,824
Non Revolving Facility, 4.0% interest, due September 17, 2024, guaranteed (Note v)	—	1,412
Non Revolving Facility, 4.0% interest, due September 18, 2024, guaranteed (Note v).	—	1,412
Non Revolving Facility, 4.0% interest, due April 15, 2024, guaranteed (Note ii)	—	4,235
Non Revolving Facility, 6.78% interest, due November 27, 2024, guaranteed (Note vi)	—	3,000
Non Revolving Facility, 6.0% interest, due November 14, 2024, guaranteed (Note vii).	—	10,650
Non Revolving Facility, 6.3% interest, due December 26, 2024, guaranteed (Note vi).	—	4,000
Non Revolving Facility, 4.0% interest, due December 25, 2024, guaranteed (Note iv)	—	2,824
Total	4,307	30,357

	Bank borrowings	Total
	$’000	$’000
As of January 1, 2022	10,457	10,457
Additions	7,897	7,897
Repayments	(13,316)	(13,316)
Effect of foreign exchange rate changes	(731)	(731)
As of December 31, 2022	4,307	4,307
Additions	50,234	50,234
Repayments	(24,069)	(24,069)
Effect of foreign exchange rate changes	(115)	(115)
As of December 31, 2023	30,357	30,357

All of the Group’s bank borrowings were obtained from third party financial institutions. As of December 31, 2022 and 2023, the Group’s credit facilities were $4,307 and $30,357, respectively, of which nil and nil was unused by the Group.

Notes:

(i)	In March 2022, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 5.22% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of March 22, 2023.

(ii)	In October 2022, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 4.80% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of April 24, 2023.

In October 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 30,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors.

(iii)	In March 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 4.20% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. The non-revolving facility agreement was repaid at the maturity date of March 26, 2024. And in March 2024, Adlai Hangzhou repaid it at the maturity date.

(iv)	In December 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 20,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors.
(v)	In September 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. And in March 2024, Adlai Hangzhou repaid it before the maturity date.

In September 2023, Adlai Hangzhou entered into a non-revolving facility agreement for a facility amount of RMB 10,000 and at an interest rate of 4.00% per annum, guaranteed by Mr. Yang Lu, the chief executive officer and chairman of our board of directors. And in March 2024, Adlai Hangzhou repaid it before the maturity date.

(vi)	In November 2023, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 3,000 and at an interest rate of 6.78% per annum, guaranteed by the company.

In December 2023, Adlai US entered into a non-revolving facility agreement for a facility amount of USD 4,000 and at an interest rate of 6.30% per annum, guaranteed by the company.

(vii)	In December 2023, the company entered into a non-revolving facility agreement for a facility amount of USD 10,650 and at an interest rate of 6.00% per annum, guaranteed by Adlai Hangzhou.